Leasing Activities - Cross-Border Energy Lease Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Scheduled lease payments to PHI, net of non-recourse debt	$ 1,852	$ 2,120
Less: Unearned and deferred income	(615)	(771)
Investment in finance leases held in trust	1,237	1,349
Less: Deferred income tax liabilities	(756)	(793)
Net investment in finance leases held in trust	$ 481	$ 556